Note 10 - Income Taxes - Significant Components of Consolidated Deferred Tax Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Depreciation	$ (5,786)	$ (1,788)
Total deferred tax liabilities	(5,786)	(1,788)
Unrealized derivative loss - OCI	106	3,271
Inventory capitalization	548	98
Postretirement benefits other than pensions	25	29
Restricted stock compensation	91	69
Unrealized loss - mark to market derivatives	526	388
Other	133	66
Total deferred tax assets	1,429	3,921
Net deferred tax asset (liability)	(4,357)	(2,133)
Net deferred tax asset (liability)	$ 4,357	$ 2,133